Financial assets and liabilities - Net debt and available liquidity (Details) € in Millions, R$ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 BRL (R$)	Sep. 24, 2024 USD ($)	Sep. 24, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Financial assets and liabilities
Maximum amount drawable - Notes	$ 1,193					$ 1,331
Amount drawn	3,933					3,762
Available liquidity	353					369
Deferred debt issue costs	(31)					(28)
Net borrowings	3,902					3,734
Cash, cash equivalents and restricted cash	(610)					(443)		$ (555)	$ (463)
Derivative financial instruments used to hedge foreign currency and interest rate risk	13					21
Net debt	3,305					3,312		$ 3,037
Total Available Liquidity	963					812
Financial liabilities, at fair value	53					84
2.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable		€ 450				450
Amount drawn	$ 468	€ 450				$ 497	€ 450
Stated interest rate	2.00%	2.00%	2.00%			2.00%	2.00%
3.250% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable	$ 600					$ 600
Amount drawn	$ 600					$ 600	€ 600
Stated interest rate	3.25%	3.25%	3.25%			3.25%	3.25%
6.000% Senior Secured Green Notes
Financial assets and liabilities
Maximum amount drawable	$ 600					$ 600
Amount drawn	$ 600					$ 600	€ 600
Stated interest rate	6.00%	6.00%	6.00%			6.00%	6.00%
3.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable		€ 500				$ 500
Amount drawn	$ 519	€ 500				$ 553	€ 500
Stated interest rate	3.00%	3.00%	3.00%			3.00%	3.00%
4.000% Senior Green Notes
Financial assets and liabilities
Maximum amount drawable	$ 1,050					$ 1,050
Amount drawn	$ 1,050					$ 1,050	€ 1,050
Stated interest rate	4.00%	4.00%	4.00%			4.00%	4.00%
Senior Secured Term Loan
Financial assets and liabilities
Maximum amount drawable | €		€ 269
Amount drawn	$ 280	€ 269
Net borrowings				$ 300	€ 269
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable	272					$ 369
Available liquidity	272					369
Net borrowings	$ 0					0
Draw percentage threshold which, when exceeded, will trigger a fixed charge coverage covenant	90.00%	90.00%	90.00%
Bradesco Facility
Financial assets and liabilities
Maximum amount drawable | R$			R$ 500
Available liquidity	$ 81
Lease obligations
Financial assets and liabilities
Amount drawn	374					408
Other borrowings
Financial assets and liabilities
Amount drawn	$ 42					$ 54